UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.56% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

California (—%)

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (10/1/18) , (Republic Svcs., Inc.), 1.65%, 9/1/21	A-2	$500,000	$499,965

			499,965
Guam (0.8%)

Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	516,580

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	BBB+	3,000,000	3,142,890

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,100,000	2,244,480

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,397,669
5.00%, 10/1/34	Baa2	700,000	737,065

			8,038,684
Mississippi (0.4%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. E, 1.56%, 12/1/30	VMIG1	3,500,000	3,500,000

			3,500,000
New York (96.5%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,503,533
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/33	BBB+	325,000	355,524
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/32	BBB+	495,000	542,951
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/31	A	700,000	794,584
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/30	BBB+	250,000	275,850
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/30	A	350,000	398,832

Brookhaven, Local Dev. Corp. Rev. Bonds, (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,362,396

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,099,610
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,860,365
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB-	1,000,000	1,087,100
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	551,660

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,540,250
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	460,404
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	284,295

Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,115,510
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,231,876
5.00%, 7/1/40	A+	3,175,000	3,520,599
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,159,425
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,063,820
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	500,000	525,380
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,856,058

Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,127,291

Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,878,135

Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,160,000	3,248,891
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	335,334

Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	594,748
5.00%, 9/1/38	Aa1	1,500,000	1,736,115
5.00%, 9/1/37	Aa1	1,000,000	1,159,970
5.00%, 9/1/36	Aa1	1,500,000	1,743,810
5.00%, 9/1/35	Aa1	1,250,000	1,457,475

Geneva, Dev. Corp. Rev. Bonds, (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,228,640
5.00%, 9/1/32	A	2,000,000	2,189,500

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	506,742

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,519,305
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,122,640
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,465,163
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,350,096
(Molloy College), 5.00%, 7/1/38	BBB	480,000	526,200
(Molloy College), 5.00%, 7/1/37	BBB	315,000	346,314
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,034,740
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	698,965

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	1,180,000	1,279,734
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	1,920,000	2,105,395
5.00%, 2/15/35	Aa3	2,000,000	2,291,580

Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,119,046
5.25%, 10/1/35	A3	4,000,000	4,952,360

Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
5.00%, 9/1/42	A3	2,000,000	2,265,920
5.00%, 9/1/37	A3	1,000,000	1,140,480
5.00%, 9/1/36	A3	1,000,000	1,143,000
5.00%, 9/1/35	A3	1,000,000	1,146,370
5.00%, 9/1/34	A3	1,000,000	1,149,750
5.00%, 9/1/33	A3	500,000	577,000

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	4,595,481
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,796,325
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,208,040
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,410,775
Ser. B, 5.00%, 9/1/41	A3	5,250,000	5,891,865
Ser. A, 5.00%, 9/1/39	A3	8,800,000	9,763,248
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,696,905
AGM, zero %, 6/1/28	AA	2,510,000	1,840,709

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	A1	3,305,000	3,611,274
Ser. C, 5.00%, 11/15/41 (Prerefunded 11/15/22)	AAA/P	695,000	783,244
Ser. D, 5.00%, 11/15/38	A1	4,070,000	4,479,239
Ser. B, 5.00%, 11/15/33	A1	5,220,000	5,936,654
Ser. D-1, 5.00%, 11/15/33	A1	960,000	1,081,632
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	A1	27,955,000	29,423,744

Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.01%, 11/1/26	AA	5,175,000	5,172,620

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	800,000	806,352
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,580,224
(Climate Board Certified-Green Bonds), Ser. B-1, 5.00%, 11/15/47	AA	2,500,000	2,862,300
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,016,005
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,035,255

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,288,000
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,155,540
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	672,570
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,129,760
(U. of Rochester), Ser. B, U.S. Govt. Coll., 5.00%, 7/1/33 (Prerefunded 7/1/23)	Aa3	2,795,000	3,188,229
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,357,063
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	890,432
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	2,828,790
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	893,197
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	788,115
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,055,520
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,059,450
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,596,300
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,715,456
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,072,160

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,134,030

Nassau Cnty., G.O. Bonds
Ser. C, 5.00%, 10/1/31	A+	5,000,000	5,758,950
Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	9,711,010

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa1	2,050,000	2,194,628
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,057,950
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,473,806
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,637,325
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa1	1,255,000	1,365,302

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,902

New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	376,537

New York, G.O. Bonds, Ser. 1-I, 5.00%, 3/1/36	Aa2	5,000,000	5,583,000

Niagara Area Dev. Corp. Rev. Bonds, (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,071,580
5.00%, 5/1/35	BBB+	1,670,000	1,801,579
5.00%, 5/1/30	BBB+	2,230,000	2,427,600

Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds (Covanta Holding Corp.), Ser. A
5.25%, 11/1/42	Ba3	2,450,000	2,467,616
4.75%, 11/1/42(FWC)	B1	5,000,000	5,025,050

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	509,715

Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/28	Baa1	2,560,000	2,823,629
5.00%, 4/1/27	Baa1	875,000	967,951
5.00%, 4/1/24	Baa1	2,000,000	2,256,320

NY City, G.O. Bonds
Ser. E-1, 5.25%, 3/1/34	Aa2	5,000,000	5,954,850
Ser. B-1, 5.00%, 10/1/37	Aa2	3,000,000	3,447,690
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,203,900
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,288,400
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,263,565
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,393,350

NY City, Hsg. Dev. Corp. Rev. Bonds, (Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,140,760

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,025,290
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	Baa2	3,500,000	3,540,005

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,598,580

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	10,265,800
Ser. DD, 5.00%, 6/15/47	Aa1	5,000,000	5,669,150
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,901,768
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	13,945,107
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,751,300
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,113,750

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.50%, 6/15/43	VMIG1	10,400,000	10,400,000

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,789,004
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,108,094
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,117,170
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,665,150
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,064,171
Ser. E-1, 5.00%, 2/1/34	AAA	8,000,000	9,083,680
Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,482,182
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	2,983,864
Ser. C-3, 4.00%, 5/1/42	AAA	12,000,000	12,417,840

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,261,670
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,056,552
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,194,500
Ser. S-2A, 5.00%, 7/15/33	Aa2	7,500,000	8,765,025
Ser. S-2A, 4.00%, 7/15/37	Aa2	9,300,000	9,732,078

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	Aa3	1,915,000	2,109,583
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	Aa3	1,250,000	1,381,838
(Whitney Museum of American Art), 5.00%, 7/1/31	A+	2,000,000	2,124,640

NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	851,642

NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	85,000	85,119

NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,249,855

NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BBB	3,300,000	3,454,902
Ser. B, 5.00%, 6/1/41	BBB+	250,000	271,685
Ser. B, 5.00%, 6/1/36	A-	265,000	290,414

NY Liberty Dev. Corp. Rev. Bonds, (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,102,360

NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,362,850
zero %, 11/15/50	Aa3	7,000,000	1,859,620

NY State Dorm. Auth. Rev. Bonds, (NYU), Ser. 1, AMBAC
5.50%, 7/1/40	Aa2	6,000,000	7,774,140
5.50%, 7/1/31	Aa2	6,170,000	7,480,261

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	7,500,000	7,584,150
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,613,520
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,025,420
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,265,050
(North Shore Long Island Jewish Oblig. Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	11,800,955
(Fordham U.), Ser. A, U.S. Govt. Coll., 5.50%, 7/1/36 (Prerefunded 7/1/21)	A2	1,800,000	1,986,606
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	823,200
(North Shore Long Island Jewish Oblig. Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,045,700
(St. Joseph's College), 5.25%, 7/1/35	Ba1	2,000,000	2,048,400
(Manhattan Marymount College), 5.25%, 7/1/29	Baa2	2,000,000	2,044,420
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,049,600
(Mount Sinai School of Medicine), FCS, U.S. Govt. Coll, FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	5,000,000	5,140,800
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	41,392
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,730,125
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,246,600
(St. Francis College), 5.00%, 10/1/40	A-	3,000,000	3,159,210
(Pratt Institute), 5.00%, 7/1/39	A3	2,750,000	3,075,903
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A3	1,000,000	1,096,000
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,176,540
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,560,552
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,334,590
Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,166,240
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,222,718
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,274,100
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	375,743
(NYU), Ser. A, 5.00%, 7/1/34	Aa2	10,000,000	11,581,800
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A3	1,000,000	1,106,640
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	2,990,653
Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,178,330
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	407,441
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,602,250
(St. Francis College), 5.00%, 10/1/32	A-	2,360,000	2,493,600
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,644
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,352,550
(NYU Hosp. Ctr.), 5.00%, 7/1/31	A3	1,320,000	1,481,000
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,145,990
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,125,410
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,085,230
(NYU), Ser. A, 5.00%, 7/1/29	Aa2	1,500,000	1,754,430
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,090,940
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,094,380
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,094,380
Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,066,070
Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,278,112

NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,713,918
5.00%, 12/1/36	Baa3	700,000	769,027

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. C, 5.00%, 3/15/41	AAA	10,000,000	10,672,000
(Group C), Ser. B, 5.00%, 2/15/41	AAA	5,000,000	5,569,550
(Group B), Ser. B, 5.00%, 2/15/34	AAA	1,000,000	1,126,370
Ser. D, 5.00%, 2/15/33	AAA	5,000,000	5,732,550

NY State Dorm. Auth. Sales Tax Rev. Bonds
Ser. 2015B-B, 5.00%, 3/15/35	AAA	5,000,000	5,711,000
Ser. A, 5.00%, 3/15/34	AAA	10,000,000	11,502,000
(Bid Group No. 2), Ser. A, 5.00%, 3/15/34	AAA	10,000,000	11,728,100
Ser. A, 5.00%, 3/15/32	AAA	2,905,000	3,363,874

NY State Dorm. Auth. State Supported Debt Rev. Bonds, (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,169,700
5.00%, 7/1/41	Aa2	5,250,000	5,642,490

NY State Dorm. Auth. State Supported Debt Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	AAA	5,500,000	6,136,515

NY State Env. Fac. Corp. Rev. Bonds, (United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,224,050

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B3	2,000,000	2,004,980

NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,758,466
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,624,284

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,075,150
(7 World Trade Ctr.), Class 2, 5.00%, 9/15/43	A1	4,000,000	4,306,160
(1 WTC Port Auth. Construction), 5.00%, 12/15/41	Aa3	7,500,000	8,123,250
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,256,487
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,713,100

NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	3,000,000	3,157,950

NY State Mtge. Agcy. Rev. Bonds
Ser. 189, 3.85%, 10/1/34	Aa1	1,790,000	1,808,061
Ser. 186, 2.00%, 4/1/19	Aa1	2,090,000	2,090,460

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,178,240

NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A3	2,000,000	2,220,840
Ser. L, 5.00%, 1/1/33	A2	1,500,000	1,739,685
Ser. L, 5.00%, 1/1/32	A2	1,250,000	1,456,363
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/28 (Prerefunded 10/1/18)	AA	3,000,000	3,007,770
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/27 (Prerefunded 10/1/18)	AA	4,000,000	4,010,360
5.00%, 1/1/24	A2	1,250,000	1,427,538

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,079,380
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,668,700
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,070,180
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,225,000
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/33	Baa3	2,500,000	2,789,650
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D ), 5.00%, 1/1/32	Baa3	6,000,000	6,720,480
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,566,240
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,646,220

NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5.50%, 1/1/20	Aa2	730,000	752,849
(Personal Income Tax), Ser. B-1, U.S. Govt. Coll., 5.00%, 3/15/36 (Prerefunded 3/15/19)	AAA	9,000,000	9,167,850

NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	AAA	6,515,000	7,335,043

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds, (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,000,000	1,002,420

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,442,327

Onondaga Cnty., Trust For Cultural Resources Rev. Bonds, (Syracuse U.)
5.00%, 12/1/36	Aa3	2,000,000	2,167,540
5.00%, 12/1/31	Aa3	2,000,000	2,257,640

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5.375%, 7/1/40	Baa2	3,900,000	4,069,260
(Jewish Home of Central NY Oblig. Group), 5.25%, 3/1/31	B/P	2,035,000	1,915,810
(Le Moyne College), 5.00%, 7/1/32	Baa2	1,635,000	1,736,991

Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa3	3,000,000	3,194,670

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,000,000	1,041,210
5.375%, 3/1/28	Aa3	1,000,000	1,166,150
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	8,784,000
Ser. 206th, 5.00%, 11/15/42	Aa3	5,000,000	5,614,300
Ser. 194th, 5.00%, 10/15/41	Aa3	5,450,000	6,146,892
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,829,700
Ser. 185th, 5.00%, 9/1/30	Aa3	2,000,000	2,234,040

Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term), 6.00%, 12/1/42	Baa1	3,500,000	3,812,165

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/24	AA	1,600,000	1,830,448

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,741,924

Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,342,745

St. Lawrence Ctny., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.), Ser. A
5.25%, 9/1/33	A3	1,050,000	1,143,692
5.00%, 9/1/41	A3	1,750,000	1,877,715

Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,691,480

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds, (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,308,055

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,210,000	1,210,460

Syracuse, Indl. Dev. Agcy. Rev. Bonds, (Carousel Ctr.), Ser. A
5.00%, 1/1/36	Baa1	2,750,000	2,944,535
5.00%, 1/1/35	Baa1	1,525,000	1,636,905

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN, (Syracuse U.)
Ser. A-2, 1.52%, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 1.52%, 7/1/37	VMIG1	5,585,000	5,585,000

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41 (Prerefunded 1/1/21)	A2	1,000,000	1,082,110
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,800,000	2,991,968
(Ithaca College), 5.00%, 7/1/41	A2	715,000	811,825
(Ithaca College), 5.00%, 7/1/37	A2	250,000	284,933
(Ithaca College), 5.00%, 7/1/35	A2	150,000	171,869
(Ithaca College), 5.00%, 7/1/34	A2	150,000	172,391

Triborough Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,603,929
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,245,225
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	3,922,135
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,145,430
(MTA Bridges & Tunnels), Ser. C, 5.00%, 11/15/34	Aa3	4,000,000	4,721,120
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,386,566
Ser. A, zero %, 11/15/30	A1	7,000,000	4,623,640

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	8,285,000	8,947,551

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	408,219
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,283,173

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,038,723

Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,101,750
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,726,940
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,365,540

Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,347,088

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,376,352

Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,508,880
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,544,431

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	1,835,000	1,836,046

			945,811,010
Puerto Rico (0.7%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	Baa2	365,000	381,378
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Baa2	635,000	676,681
NATL, 5.50%, 7/1/19	Baa2	540,000	551,966

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Ca	15,000,000	3,420,000
NATL, zero %, 8/1/43	Baa2	5,000,000	1,398,450

			6,428,475
Texas (0.1%)

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (10/1/18), (Republic Svcs., Inc.), Ser. A, 1.65%, 1/1/20	A-2	1,250,000	1,249,913

			1,249,913

Total municipal bonds and notes (cost $945,753,864)			$965,528,047

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)(NON)		600	$1,357,806

Total unitized trust (cost $1,816,443)			$1,357,806

TOTAL INVESTMENTS

Total investments (cost $947,570,307)			$966,885,853

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $980,050,088.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.

	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Tax bonds	17.1%
	Education	16.6
	Transportation	15.9
	Utilities	12.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$965,528,047	$—
Unitized trust	—	—	1,357,806

Totals by level	$—	$965,528,047	$1,357,806

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018